Note 20 - Parent Company - Condensed Balance Sheet (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and due from banks	$ 51,404,000	$ 97,172,000
Equity Securities, FV-NI, Current	915,000	818,000
Other assets	28,528,000	14,297,000
TOTAL ASSETS	1,687,682,000	1,331,006,000
Trust preferred debt	8,248,000	8,248,000
TOTAL LIABILITIES	1,489,991,000	1,185,671,000
STOCKHOLDERS' EQUITY	197,691,000	145,335,000	$ 143,810,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,687,682,000	1,331,006,000
Parent Company [Member]
Cash and due from banks	201,000	805,000
Equity Securities, FV-NI, Current	645,000	818,000
Other assets	2,984,000	1,371,000
TOTAL ASSETS	206,718,000	153,583,000
Other liabilities	779,000	0
TOTAL LIABILITIES	9,027,000	8,248,000
STOCKHOLDERS' EQUITY	197,691,000	145,335,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	206,718,000	153,583,000
Parent Company [Member] | Non Bank Subsidiary [Member]
Equity method investments	1,000	1,000
Parent Company [Member] | Subsidiary Banks [Member]
Equity method investments	$ 202,887,000	$ 150,588,000